Financial Instruments and Risk Management (Fair Value for Assets and Liabilities) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of fair value measurement of assets [line items]
Financial assets (liabilities)	$ (3,674.2)	$ (3,621.5)
Financial liabilities	953.1	885.9
Esperanza Milestone Payments (i)		0.0
Assets held for sale (note 14)	5.0	0.0
Total financial instrument exposure to credit risk	$ 153.5	176.5
Discount rate, milestone payments	0.0912
Profit (loss) before tax	$ 102.4	2.3
Change in Assumptions, Effect
Disclosure of fair value measurement of assets [line items]
Profit (loss) before tax	2.5
Concentrate Receivable [Member]
Disclosure of fair value measurement of assets [line items]
Total financial instrument exposure to credit risk		0.0
Level 1 | Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Fair value, net asset (liability)	18.6	23.9
Level 2 | Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Fair value, net asset (liability)	(4.2)	3.5
Level 3 | Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Fair value, net asset (liability)	24.1
Esperanza Milestone Payments (i)	19.1
Assets held for sale (note 14)	5.0
Derivatives
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	(4.3)	3.0
Derivatives | Gold Options
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value	(0.1)
Financial assets, at fair value		0.5
Derivatives | Currency Hedging Derivative Instruments
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value	4.3
Financial assets, at fair value		2.6
Derivatives | Fuel Options
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0.0	0.4
Fair value through profit or loss | Gold Options | Level 2 | Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Financial liabilities	0.1	0.5
Fair value through OCI | Currency Hedging Derivative Instruments | Level 2 | Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Financial liabilities		2.6
Fair value through OCI | Fuel Options | Level 2 | Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Financial liabilities		0.4
Fair value through OCI | Trading securities | Level 1 | Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Financial assets (liabilities)	$ (18.6)	$ (23.9)